Deferred Revenue - Deferred revenue liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Deferred Revenue [Line Items]
Deferred revenue, Beginning Balance	$ 34,958	$ 34,958	$ 33,295
Revenue recognized during the period	(4,023)		(1,855)
Accretion	(2,658)		1,062
Deferred revenue, Ending Balance	33,993	$ 33,993	34,958
Accretion expense - Deferred revenue
Deferred Revenue [Line Items]
Accretion	$ 3,058		$ 3,518